Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	$ 1,662,116	$ 1,659,500
Intangible assets, Accumulated Amortization	833,612	744,854
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	1,418,250	1,420,224
Intangible assets, Accumulated Amortization	713,656	641,089
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	176,046	176,471
Intangible assets, Accumulated Amortization	87,680	77,208
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	67,820	62,805
Intangible assets, Accumulated Amortization	$ 32,276	$ 26,557